RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts paid and payable to HDSI for services of KMP employed by HDSI	$ 2,133	$ 1,949
Amounts paid and payable to KMP	1,969	2,020
Compensation gross	4,102	3,969
Share-based compensation	1,452	27
Total compensation	$ 5,554	$ 3,996